SHARE-BASED COMPENSATION - (Details)								12 Months Ended
	Sep. 07, 2023 shares	Sep. 15, 2021 shares	Feb. 14, 2021 USD ($) shares	Jun. 17, 2020 shares	Jan. 21, 2019 shares	Sep. 04, 2018 shares	Jun. 06, 2017 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 shares	Dec. 31, 2022 $ / shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2018 shares	Aug. 31, 2016 shares	Nov. 30, 2015 shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted					15,000,000	30,000,000
Share-based compensation expenses								¥ 70,759,800	$ 9,966,309	¥ 202,345,626	¥ 150,166,481
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled					15,000,000	6,200,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period								4 years	4 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period								1 year	1 year
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted		44,290,560	33,090,000
Granted		4,950,000	900,000
Common stock par value | $ / shares												$ 0.01		$ 0.01
Market capitalization | $			$ 500,000,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled							10,806,665
Maximum aggregate number of ordinary shares approved for issuance													550,000,000		250,000,000	100,000,000	100,000,000	34,449,614	14,449,614	6,449,614
Stock options contractual term								5 years	5 years
Options to purchase ordinary share, outstanding shares								50,000				50,000
ordinary shares, available for future grants								193,473,400				193,473,400
Number of options exercised							6,328,535
Shares vested period								3 years	3 years
Common stock par value | $ / shares							$ 0.01
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost								¥ 28,900,000				$ 4,100,000
Share-based compensation expenses								¥ 70,800,000	$ 10,000,000	¥ 202,300,000	¥ 150,200,000
Restricted shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	205,200,000	44,290,560	32,190,000	29,100,000
Shares vested period		2 years
Market capitalization | $			$ 400,000,000
Restricted shares | Class A ordinary shares | Executive Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	3 years
Restricted shares | Class A ordinary shares | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	9,450,000
Share-based compensation arrangement by share-based payment award, award requisite service period	3 years
Performance based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted				15,600,000
Time based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted				13,500,000
Lock in period				6 months
Share incentive awards | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance	214,650,000